Taxes on Income (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Taxes on Income [Abstract]
Income before taxes on income, as reported in the statements of operations*	$ 5,372	$ 6,302	$ 7,151
Theoretical tax expense	1,343	1,670	1,895
Less - tax benefits arising from approved enterprise status, see a. above	(208)	(271)	(401)
Theoretical tax expense net of tax benefits	1,135	1,399	1,494
Increase (decrease) in taxes resulting from permanent differences:
Disallowable deductions	42	42	22
Taxes in respect of previous years	0	(52)	0
Changes in valuation allowance	373	(747)	62
Changes in taxes resulting from computation of deferred taxes at a rate which is different from the theoretical rate and other	(381)	642	90
Taxes on income for the reported years:	1,169	1,284	1,668
* As follows:
Taxable in Israel	4,406	5,346	6,145
Taxable outside Israel	966	956	1,006
Total	$ 5,372	$ 6,302	$ 7,151